Inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials	£ 15	£ 15
Work in progress	3	3
Finished goods	211	189
Total	229	207
Inventory impairment charge	2	3	£ 3
Inventory recognised as an expense	363	385	280
Reversals of inventory write-downs	£ 0	£ 0	£ 0